Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 2,440,685	$ 349,013	¥ 2,754,454
Long-term funding debts	850,590	$ 121,633	1,197,211
Liabilities to Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	2,440,685		2,754,454
Long-term funding debts	¥ 850,590		¥ 1,197,211